Intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	$ 6,452
Expensed exploration expenditures previously capitalised	(342)	$ (171)	$ (2,506)
Intangibles ending	5,158	6,452
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	6,816	8,505
Additions	324	378
Disposals at cost	(58)	(53)
Transfers	(982)	(1,730)
Expensed exploration expenditures previously capitalised	(342)	(171)
Impairment of goodwill	(3)	(1)
Effect of changes in foreign exchange	(213)	(111)
Intangibles ending	5,542	6,816	8,505
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	(364)
Intangibles ending	(384)	(364)
Exploration expenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	1,958
Intangibles ending	1,599	1,958
Exploration expenses [Member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	1,958	2,261
Additions	227	191
Disposals at cost	(10)	(22)
Transfers	(227)	(432)
Expensed exploration expenditures previously capitalised	(283)	(19)
Impairment of goodwill	0	0
Effect of changes in foreign exchange	(65)	(21)
Intangibles ending	1,599	1,958	2,261
Acquisition costs related to oil and gas prospects [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	2,670
Intangibles ending	2,035	2,670
Acquisition costs related to oil and gas prospects [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	2,670	3,932
Additions	4	36
Disposals at cost	(50)	1
Transfers	(516)	(1,137)
Expensed exploration expenditures previously capitalised	(59)	(152)
Impairment of goodwill	0	0
Effect of changes in foreign exchange	(14)	(10)
Intangibles ending	2,035	2,670	3,932
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	1,467
Intangibles ending	1,380	1,467
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	1,467	1,481
Additions	36	61
Disposals at cost	0	(3)
Transfers	0	0
Expensed exploration expenditures previously capitalised	0	0
Impairment of goodwill	(3)	(1)
Effect of changes in foreign exchange	(121)	(70)
Intangibles ending	1,380	1,467	1,481
Goodwill [member] | Cost [member] | Exploration and Production Norway [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill related to business acquired in 2019	550
Goodwill [member] | Cost [member] | Marketing, Midstream and Processing (MMP) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill related to business acquired in 2019	410
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	358
Intangibles ending	144	358
Other intangible assets [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	722	831
Additions	57	90
Disposals at cost	1	(29)
Transfers	(239)	(161)
Expensed exploration expenditures previously capitalised	0	0
Impairment of goodwill	0	0
Effect of changes in foreign exchange	(13)	(10)
Intangibles ending	528	722	$ 831
Other intangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	(364)
Intangibles ending	$ (384)	$ (364)